Revenues from Contracts with Customers - Summary of Costs of Goods and Real Estate Sold and Service Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 2,453,648	¥ 2,327,736	¥ 2,215,160
Costs of goods sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	179,799	254,407	302,948
Costs of real estate sold
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	88,828	78,602	78,171
Asset management and servicing
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	58,376	52,918	56,810
Automobile related services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	56,880	52,260	47,952
Facilities operation
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	65,979	57,143	46,515
Environment and energy services
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	109,923	166,821	122,426
Real estate management and brokerage
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	88,973	87,459	89,457
Real estate contract work
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	132,656	105,492	81,704
Other
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	47,314	49,034	50,246
Expenses of costs of goods and real estate sold and services expenses
Sales And Costs Of Goods And Real Estate And Services Income And Expenses [Line Items]
Total expenses of costs of goods and real estate sold and services expenses	¥ 828,728	¥ 904,136	¥ 876,229